Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Total	General Partner	Series A	Series B	Series C	Series I
Balance at Dec. 31, 2011	$ 64,663,318	$ 776,710	$ 23,528,145	$ 13,364,883		$ 26,673,580
Balance (in shares) at Dec. 31, 2011		6,484.1437	269,518.2687	140,857.9391		237,052.9763
Increase (Decrease) in Partners' Capital
Net loss	(9,861,909)	(93,802)	(3,800,935)	(1,860,635)	(204,144)	(3,902,393)
Subscriptions	11,885,064	100,000	4,946,554	1,991,377		4,847,133
Subscriptions (in shares)		976.4872	59,216.2684	21,540.8820		44,704.5158
Redemptions	(16,682,729)		(4,896,275)	(4,740,545)	(642,068)	(6,403,841)
Redemptions (in shares)			(61,766.3450)	(52,661.7227)	(6,911.7456)	(61,634.9856)
Transfers			(2,477,050)	58,693	2,450,478	(32,121)
Transfers (in units)			(30,545.0802)	672.8513	24,520.0459	(341.2138)
Balance at Dec. 31, 2012	50,003,744	782,908	17,300,439	9,133,773	1,604,266	21,182,358
Balance (in shares) at Dec. 31, 2012		7,460.6309	236,423.1119	110,409.9497	17,608.2983	219,781.2927
Increase (Decrease) in Partners' Capital
Net loss	172,431	9,314	(49,565)	(782)	(35,813)	249,277
Subscriptions			1,723,600	1,126,114		826,505
Subscriptions (in shares)			22,969.9440	13,248.8148		8,374.7066
Redemptions			(2,577,305)	(1,768,580)	(1,334,996)	(7,187,201)
Redemptions (in shares)			(34,526.8808)	(20,772.2489)	(14,170.2710)	(71,863.3717)
Transfers			(3,040,265)		3,039,507	758
Transfers (in units)			(40,458.4660)		32,331.2053
Balance at Jun. 30, 2013		792,222	13,356,904	8,490,525	3,272,964	15,071,697
Balance (in shares) at Jun. 30, 2013		7,460.6309	184,407.7091	102,886.5156	35,769.2326	156,292.6276
Balance at Dec. 31, 2012	50,003,744	782,908	17,300,439	9,133,773	1,604,266	21,182,358
Balance (in shares) at Dec. 31, 2012		7,460.6309	236,423.1119	110,409.9497	17,608.2983	219,781.2927
Increase (Decrease) in Partners' Capital
Net loss	(477,231)	11,752	(321,815)	(125,032)	(74,373)	32,237
Subscriptions	5,818,965		2,886,090	1,541,314		1,391,561
Subscriptions (in shares)			39,614.0191	18,448.5100		14,370.6393
Redemptions	(21,785,777)		(4,571,413)	(3,558,580)	(2,541,152)	(11,114,632)
Redemptions (in shares)			(63,110.2364)	(42,213.3747)	(27,754.6248)	(114,046.4530)
Transfers			(3,606,225)	69,231	3,538,048	(1,054)
Transfers (in units)			(48,509.4273)	862.8980	37,878.7584
Balance at Dec. 31, 2013	33,559,701	794,660	11,687,076	7,060,706	2,526,789	11,490,470
Balance (in shares) at Dec. 31, 2013		7,460.6309	164,417.4673	86,507.9830	27,732.4319	120,105.4790
Increase (Decrease) in Partners' Capital
Net loss	(1,293,683)	(18,935)	(508,922)	(268,834)	(90,852)	(406,140)
Subscriptions			966,190	220,400		64,975
Subscriptions (in shares)			14,199.0024	2,811.0965		700.9301
Redemptions			(1,349,532)	(1,609,489)	(654,801)	(2,775,531)
Redemptions (in shares)			(19,757.7781)	(20,546.0847)	(7,479.0958)	(30,139.1258)
Transfers			(421,096)	(40,481)	406,226	55,351
Transfers (in units)			(6,027.4927)	(513.6204)	4,521.9395	601.8611
Balance at Jun. 30, 2014	$ 27,128,230	$ 775,725	$ 10,373,716	$ 5,362,302	$ 2,187,362	$ 8,429,125
Balance (in shares) at Jun. 30, 2014		7,460.6309	152,831.1989	68,259.3744	24,775.2756	91,269.1444